Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets designated as measured at fair value through profit or loss [abstract]
Schedule of financial assets at fair value through profit or loss

	2023	2022
Financial assets measured at fair value through profit or loss (“FVTPL”)
- Unlisted securities	$20,405,264	$17,537,608

Schedule of movements in balance
Movement of the balance during the years ended December 31, 2023 and 2022 is as follow:

	2023	2022
Balance at January 1	$17,537,608	$9,906,000
Additions	10,002,442	20,000,000
Redemption	—	(3,004,897)
Changes in fair value recognized in profit or loss	(7,134,786)	(9,363,495)
Balance at December 31	$20,405,264	$17,537,608

	2023	2022
Represented by:
Non-current	$9,371,064	$—
Current	11,034,200	17,537,608
	$20,405,264	$17,537,608